FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
22.          FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and borrowings are reasonable estimates of their fair value. All the financial instruments are for trade purposes. No level 2 or 3 fair value assessment has been made.